STOCK OPTIONS AND WARRANTS (Details 4) - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2015	Dec. 31, 2013	Dec. 31, 2012
Option exercise price	$ 0.40	$ 0.21	$ .55	$ 43
Number of options	12,379,593	29,709,806
Aggregate Intrinsic Value
Number of options exercisable	2,980,436	3,464,113
Aggregate Intrinsic Value
Range of exercise price 0.61 [Member]
Option exercise price	$ 0.61
Number of options	256,725
Weighted Average Remaining Contractual Life	6 months 11 days
Aggregate Intrinsic Value
Number of options exercisable
Aggregate Intrinsic Value
Range of exercise price 1.02 [Member]
Option exercise price	$ 1.02
Number of options	122,870
Weighted Average Remaining Contractual Life	8 months 19 days
Aggregate Intrinsic Value
Number of options exercisable	122,870
Aggregate Intrinsic Value
Range of exercise price 0.25 [Member]
Option exercise price	$ 0.25
Number of options	2,348,173
Weighted Average Remaining Contractual Life	9 years 1 month 6 days
Aggregate Intrinsic Value
Number of options exercisable	637,752	122,870
Aggregate Intrinsic Value
Range of exercise price 0.38 [Member]
Option exercise price	$ 0.38
Number of options	9,651,825
Weighted Average Remaining Contractual Life	6 years 7 months 17 days
Aggregate Intrinsic Value
Number of options exercisable	2,219,814
Aggregate Intrinsic Value